CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Revenues [Abstract]
Revenues
Depreciation and amortization		258,655	77,942	562,813
General and administrative expenses	915	623,521	48,636	582,867
Research and development expenses		485,823		266,586
Loss from operations	(915)	(1,367,999)	(126,578)	(1,412,266)
Other Income (Expense)
Loss on impairment of investment				(173,500)
Interest income		4,570
Interest expense - stockholders		(296)	(598)	(2,098)
Interest expense - other		(904)	(667)	(3,559)
Loss on stock exchange		(37,788)
Loss before provision (benefit) for taxes	(915)	(1,402,417)	(127,843)	(1,591,423)
Provision (benefit) for taxes
Net loss	$ (915)	$ (1,402,417)	$ (127,843)	$ (1,591,423)
BASIC AND DILUTED PER SHARE DATA:
Net Loss per common share, basic and diluted	$ 0	$ (0.06)	$ (0.01)	$ (0.08)
Weighted average common shares outstanding, basic and diluted	500,000	21,804,850	17,005,622	19,044,803